Segment Reporting - Schedule of Operating Segments Gross Margins (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Sales to external customers	$ 49,840,288	$ 31,840,588	$ 79,874,727
Segment revenue	49,840,288	31,840,588	79,874,727
Segment gross margins	8,352,316	5,456,369	1,464,483
Reconciling items	(4,534,285)	(2,412,591)	(56,847,143)
Profit/(loss) before tax	3,818,032	3,043,779	(55,382,660)
Income tax income/(expense)	(744,225)		(621)
Profit/(loss) for the continuing business	3,073,807	3,043,779	(55,383,281)
Discontinued operation			(18,109,150)
Profit/(loss) for the year	3,073,807	3,043,779	(73,492,431)
Tourism products [Member]
Disclosure of operating segments [line items]
Sales to external customers	22,048,052	21,561,671	79,092,342
Segment revenue	22,048,052	21,561,671	79,092,342
Segment gross margins	730,173	1,981,107	704,391
Reconciling items
Profit/(loss) before tax
Income tax income/(expense)
Profit/(loss) for the continuing business
Discontinued operation
Profit/(loss) for the year
Technology [Member]
Disclosure of operating segments [line items]
Sales to external customers	1,530,812	2,719,463	782,302
Segment revenue	1,530,812	2,719,463	782,302
Segment gross margins	589,968	2,714,434	760,028
Reconciling items
Profit/(loss) before tax
Income tax income/(expense)
Profit/(loss) for the continuing business
Discontinued operation
Profit/(loss) for the year
Cross-board merchandise [Member]
Disclosure of operating segments [line items]
Sales to external customers	26,261,424	7,559,454	83
Segment revenue	26,261,424	7,559,454	83
Segment gross margins	7,032,175	760,828	64
Reconciling items
Profit/(loss) before tax
Income tax income/(expense)
Profit/(loss) for the continuing business
Discontinued operation
Profit/(loss) for the year